Investment in associate (Details Narrative)			12 Months Ended
	Mar. 18, 2022 Unit $ / shares $ / Unit	Nov. 05, 2021 shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Disclosure of associates [line items]
Warrant exercise price			$ 7.50	$ 7.50
Val-d'Or Mining Corporation [Member]
Disclosure of associates [line items]
Equity interest percentage in associate			35.59%
Golden Valley [Member] | Val-d'Or Mining Corporation [Member]
Disclosure of associates [line items]
Number of marketable shares acquired | shares		25,687,444
Number of units acquired | Unit	3,277,606
Marketable securities acquisition price per unit | $ / Unit	0.16
Units acquired description			Each unit is comprised of one common share and one-half of one common share purchase warrant.
Warrant exercise price	$ 0.20
Warrant exercise expiration date	Mar. 18, 2024